AUTOMOBILE LOANS (Tables)	12 Months Ended
Dec. 31, 2015
Automobile Loans [Abstract]
Schedule Of Automobile Loans [Table Text Block]

During 2014, the Company financed the purchase of four vehicles with loans payable. As of December 31, 2015 and December 31, 2014, the Company’s automobile loans consisted of the following:

	As of
	December 31, 2015	December 31, 2014
Loan dated February 17, 2014 for $31,681 bearing interest at 3.59%. The loan requires 72 monthly payments of principal and interest of $490 and matures on March 3, 2020.	$23,143	$28,088
Loan dated April 3, 2014 for $23,206 bearing interest at 10.74%. The loan requires 36 monthly payments of principal and interest of $758 and matures on April 10, 2017. The loan is guaranteed by a stockholder and CEO of the Company.	11,248	18,681
Loan dated June 3, 2014 for $14,954 bearing interest at 4.99%. The loan requires 60 monthly payments of principal and interest of $282 and matures on June 3, 2019.	10,852	13,621
Loan dated June 3, 2014 for $14,954 bearing interest at 4.99%. The loan requires 60 monthly payments of principal and interest of $282 and matures on June 3, 2019.	10,852	13,621
Total automobile loans	56,095	74,011
Current portion of automobile loans	19,231	17,915
Long term portion of automobile loans	$36,864	$56,096

Schedule of Maturities of Long-term Debt [Table Text Block]	Future payments of the principal amount of automobile loans are as follows:
For the years the ended December 31,
2016	$19,231
2017	14,401
2018	11,944
2019	9,056
2020	1,463
Total	$56,095